KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments - March 31, 2020 (Unaudited)

COMMON STOCKS - 43.09%	Shares	Value
Accommodation - 0.08%
Civeo Corporation*	128,000	$52,723

Beverage and Tobacco Product Manufacturing - 0.03%
Crimson Wine Group Limited*	2,800	16,366

Data Processing, Hosting, and Related Services - 3.62%
IHS Markit Limited	400	24,000
MasterCard, Inc. - Class A	4,000	966,240
Visa, Inc. - Class A^	8,000	1,288,960
		2,279,200

Industrial Machinery Manufacturing - 0.00%
TerraVest Industries Inc.	332	3,209

Insurance Carriers and Related Activities - 0.05%
Arthur J. Gallagher & Co.	400	32,604

Management of Companies and Enterprises - 2.31%
Associated Capital Group, Inc. - Class A	38,300	1,171,980
Clarke, Inc.	1,000	3,730
Dundee Corporation - Class A	2,000	1,000
Galaxy Digital Holdings Ltd.*	109,200	70,612
Icahn Enterprises LP	4,200	203,364
		1,450,686
Merchant Wholesalers, Durable Goods - 0.03%
A-Mark Precious Metals, Inc.*	1,600	19,648

Mining (except Oil and Gas) - 1.84%
Franco-Nevada Corporation	5,350	532,432
Wheaton Precious Metals Corporation	22,600	622,178
		1,154,610
Oil and Gas Extraction - 21.94%
Texas Pacific Land Trust[c]	36,328	13,805,003

Other Financial Investment Activities - 0.35%
Brookfield Asset Management, Inc. - Class A	2,469	109,253
GAMCO Investors, Inc. - Class A	3,800	41,762
Sprott, Inc.	41,155	66,969
		217,984
Other Investment Pools and Funds - 3.07%
Partners Value Investments LPf	43,516	1,453,316
Urbana Corporation[f]	3,200	3,684
Urbana Corporation - Class A	356,004	475,583
		1,932,583
Professional, Scientific, and Technical Services - 0.02%
CACI International, Inc. - Class A*	48	10,135
Cookpad, Inc.*	2,000	5,580
		15,715
Real Estate - 3.56%
Dream Unlimited Corp. - Class Af	272,800	1,829,910
The Howard Hughes Corporation*	8,100	409,212
		2,239,122
Securities and Commodity Exchanges - 1.83%
Bolsas y Mercados Espanoles SHMSF - ADR	2,400	43,680
Cboe Global Markets, Inc.	7,806	696,685
NASDAQ, Inc.	1,800	170,910
NZX Limited	359,002	237,781
		1,149,056

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.97%
CME Group, Inc.^	5,891	1,018,613
IntercontinentalExchange Group, Inc.	10,500	847,875
		1,866,488
Support Activities for Water Transportation - 1.39%
Clarkson plc	30,400	872,250

TOTAL COMMON STOCKS
(cost $21,724,438)		27,107,247

UNIT INVESTMENT TRUST - 6.81%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.81%
Grayscale Bitcoin Trust*^[c]	601,874	4,285,343

TOTAL UNIT INVESTMENT TRUST
(cost $1,433,157)		4,285,343

PREFERRED STOCKS - 0.35%
Other Investment Pools and Funds - 0.35%
Partners Value Investments LP - Class A	11,832	224,808

TOTAL PREFERRED STOCKS
(cost $219,010)		224,808

	Principal
CONVERTIBLE BONDS - 0.00%	Amount
Department Stores - 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019*ef	$5,720	122

TOTAL CONVERTIBLE BONDS
(cost $5,720)		122

EXCHANGE TRADED FUNDS - 0.01%	Shares
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.01%
ProShares Short VIX Short-Term Futures ETF*	200	6,202

TOTAL EXCHANGE TRADED FUNDS
(cost $6,795)		6,202

WARRANTS - 0.26%
Other Investment Pools and Funds - 0.26%
Partners Value Investments LP*[f]	43,516	162,338
Expiration: 06/30/2026, Exercise Price: 32.45 CAD

TOTAL WARRANTS
(cost $130,104)		162,338

TOTAL INVESTMENTS - 50.52%
(cost $23,519,224)		$31,786,060

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Percentages are stated as a percent of net assets.
*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2020.  Total loaned securities had a market value of $1,442,713 at March 31, 2020.  The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $1,489,629.

[c]	- Significant Investment - Greater than 5% of net assets.
[e]	- Default or other conditions exist and the security is not presently accruing income.
[f]	- Level 2 Investment.
ADR	- American Depositary Receipt.
CAD	- Canadian Dollars.
ETF	- Exchange Traded Fund.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest  ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets.

The Master Portfolios and Spin-off Fund did not hold any fair valued securities at March 31, 2020.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of March 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,820,337	$3,286,910	$–	$27,107,247
Unit Investment Trust	4,285,343	–	–	4,285,343
Preferred Stocks	–	–	224,808	224,808
Convertible Bonds	–	122	–	122
Exchange Traded Funds	6,202	–	–	6,202
Warrants	–	162,338	–	162,338
Total Investments in Securities	$28,111,882	$3,449,370	$224,808	$31,786,060

During the three-month period ended March 31, 2020, there was a transfer of $224,808 out of Level 2 into Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2019	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	224,808
Balance as of March 31, 2020	$224,808

Description	Fair Value at 3/31/2020	Valuation Techniques	Unobservable Input	Range
Preferred Stocks	$224,808	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$15.00-$19.00

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^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.